Commitments and Contingencies - Research and Development Agreements (Detail) - Norviano - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Other Commitments [Line Items]
Licensing and distribution rights commitment	$ 1,000,000	$ 1,000,000
Licensing Agreements
Other Commitments [Line Items]
Research and development expense		$ 2,000,000
Research and Development Arrangement | In research and development expenses
Other Commitments [Line Items]
Research and development expense	$ 200,000